Condensed Financial Information of The Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Class A Ordinary Shares
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, authorized	4,980,000,000	4,980,000,000	4,980,000,000
Ordinary shares, issued	10,850,000	8,700,000
Ordinary shares, outstanding	10,850,000	8,700,000
Class A Ordinary Shares | Previously Reported
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, issued		8,700,000	8,700,000
Ordinary shares, outstanding		8,700,000	8,700,000
Class B Ordinary Shares
Schedule of Parent Company Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares, authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, issued	1,300,000	1,300,000	1,300,000
Ordinary shares, outstanding	1,300,000	1,300,000	1,300,000